Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Cash flows from operating activities
Net income		$ 7,758	$ 7,892
Adjustment for:
Net interest income	[1]	(21,522)	(19,252)
Depreciation and amortization		1,604	1,760
Provision for credit losses		4,714	4,051
Impairment on investments in associates			343
Equity-settled share-based payment expense		15	13
Net gain on sale of investment securities		(71)	(48)
Net (gain)/loss on divestitures		1,386	136
Net income from investments in associated corporations		(608)	(198)
Income tax expense		2,751	2,032
Changes in operating assets and liabilities:
Trading assets		(20,462)	(11,370)
Securities purchased under resale agreements and securities borrowed		(4)	108
Loans		(6,591)	(17,712)
Deposits		19,533	(816)
Obligations related to securities sold short		2,721	(1,690)
Obligations related to securities sold under repurchase agreements and securities lent		(4,048)	28,753
Net derivative financial instruments		6,490	4,159
Other, net		(5,568)	457
Interest and dividends received		58,086	61,292
Interest paid		(37,197)	(42,273)
Income tax paid		(3,580)	(1,985)
Net cash from/(used in) operating activities		5,407	15,652
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(344)	25,557
Purchase of investment securities		(70,096)	(108,281)
Proceeds from sale and maturity of investment securities		75,455	76,794
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		(2,637)
Property and equipment, net of disposals		(347)	(489)
Other, net		(463)	(1,031)
Net cash from/(used in) investing activities		1,568	(7,450)
Cash flows from financing activities
Proceeds from issue of subordinated debentures			1,000
Redemption of subordinated debentures		(250)	(3,250)
Proceeds from preferred shares and other equity instruments issued		2,848	1,004
Redemption of preferred shares and other equity instruments		(1,688)	(300)
Proceeds from common shares issued		210	1,945
Common shares purchased for cancellation		(895)
Cash dividends and distributions paid		(5,875)	(5,670)
Distributions to non-controlling interests		(82)	(88)
Payment of lease liabilities		(298)	(303)
Other, net		(278)	(3,176)
Net cash from/(used in) financing activities		(6,308)	(8,838)
Effect of exchange rate changes on cash and cash equivalents		183	(131)
Net change in cash and cash equivalents		850	(767)
Cash and cash equivalents at beginning of year	[2]	9,406	10,173
Cash and cash equivalents at end of year	[2]	$ 10,256	$ 9,406

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).